FOUNDERS FUNDS, INC.
              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

The cover page of the Statement of Additional Information is hereby amended to add Founders' toll-free telephone number: 1-800-525-2440.

The third  paragraph of the section of the Statement of  Additional  Information
entitled   "Investment   Adviser,   Distributor  and  Other  Service   Providers
Distribution Plans" is hereby amended on page 40 to read as follows:

      Plan payments may be made only to reimburse expenses paid during a rolling twelve-month period, subject to the annual limitation of 0.25% of average daily net assets. Any reimbursable expenses paid in excess of this limitation are not reimbursable and will be borne by Founders. As of December 31, 1998, Founders had paid the following distribution-related expenses on behalf of the 12b-1 Funds, which had not been reimbursed pursuant to the Plans:

The heading "Illiquid Securities" on page 18 is hereby amended to read "Securities That Are Not Readily Marketable." The existing heading "Securities That Are Not Readily Marketable" on page 19 is hereby amended to read "Rule 144A Securities." Accordingly, the Table of Contents appearing on pages i and ii is hereby restated to read as follows:

                                TABLE OF CONTENTS

FOUNDERS FUNDS, INC..........................................................1

INVESTMENT RESTRICTIONS......................................................1

  FUNDAMENTAL INVESTMENT RESTRICTIONS........................................1
  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS....................................2

INVESTMENT STRATEGIES AND RISKS..............................................4

  TEMPORARY DEFENSIVE INVESTMENTS............................................4
  PORTFOLIO TURNOVER.........................................................4
  HEDGING TECHNIQUES.........................................................5
    OPTIONS ON SECURITIES INDICES AND SECURITIES.............................5
    FUTURES CONTRACTS........................................................8
    OPTIONS ON FUTURES CONTRACTS............................................11
    OPTIONS ON FOREIGN CURRENCIES...........................................12
    RISK FACTORS OF INVESTING IN FUTURES AND OPTIONS........................13
  FOREIGN SECURITIES AND ADRS...............................................14
  FORWARD CONTRACTS FOR PURCHASE OR SALE OF FOREIGN CURRENCIES..............16
  SECURITIES THAT ARE NOT READILY MARKETABLE................................18

  RULE 144A SECURITIES......................................................19
  FIXED-INCOME SECURITIES...................................................19
  FOREIGN BANK OBLIGATIONS..................................................21
  REPURCHASE AGREEMENTS.....................................................22
  CONVERTIBLE SECURITIES....................................................22
  GOVERNMENT SECURITIES.....................................................23
  MORTGAGE-RELATED SECURITIES...............................................23
    MORTGAGE PASS-THROUGH SECURITIES........................................24
    COLLATERALIZED MORTGAGE OBLIGATIONS.....................................25
    FHLMC CMOS..............................................................25
    RISKS OF MORTGAGE-RELATED SECURITIES....................................26
  COMMERCIAL PAPER AND OTHER CASH SECURITIES................................27
  WHEN-ISSUED SECURITIES....................................................28
  BORROWING.................................................................28
  SECURITIES OF OTHER INVESTMENT COMPANIES..................................28

DIRECTORS AND OFFICERS......................................................29

  DIRECTORS.................................................................29
  COMMITTEES................................................................31
  DIRECTOR COMPENSATION.....................................................32
  OFFICERS..................................................................32

INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS.................35

  INVESTMENT ADVISER........................................................35
  DISTRIBUTOR...............................................................39
  DISTRIBUTION PLANS........................................................40
  SHAREHOLDER SERVICING.....................................................42
    FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT...................42
    SHAREHOLDER SERVICES AGREEMENT..........................................43
    TRANSFER AGENCY AGREEMENT...............................................44
    CUSTODIAN...............................................................44

BROKERAGE ALLOCATION........................................................44

CAPITAL STOCK...............................................................49

PRICING OF SHARES...........................................................52

PURCHASES AND REDEMPTIONS...................................................54

  TRANSACTIONS THROUGH THIRD PARTIES........................................54
  REDEMPTIONS...............................................................54
  PURCHASES OF FUND SHARES BY FOUNDERS EMPLOYEES............................55

DIVIDENDS, DISTRIBUTION AND TAXES...........................................55

YIELD AND PERFORMANCE INFORMATION...........................................60

ADDITIONAL INFORMATION......................................................64

  CODE OF ETHICS............................................................64
  INDEPENDENT ACCOUNTANTS...................................................65
  REGISTRATION STATEMENT....................................................65

APPENDIX....................................................................66

  RATINGS OF CORPORATE BONDS................................................66
  RATINGS OF COMMERCIAL PAPER...............................................68
  RATINGS OF PREFERRED STOCK................................................69


The date of this Supplement is May 21, 1999.




















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